Provision for Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [text block] [Abstract]
Schedule of annual voluntary resignation
Age Group (Years)	Annual Voluntarily Resignation Rate of Direct Cost Staff	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	18%	33%
31-40	8%	19%
41-50	6%	15%
Above 50	0%	0%

Schedule of annual forced resignation
Age Group (Years)	Annual Forced Resignation Rate
Below 31	0%
31-40	0%
41-50	0%
Above 50	0%

Schedule of movement in the present value of the defined benefit obligation
	As of December 31,
	2020	2019
Defined benefit obligations at January 1,	$6,439,795	$5,619,337
Benefits paid during the year	(517,531)	(611,610)
Current service costs	770,934	691,767
Interest	96,019	145,589
Past service cost and gain (loss) on settlement	36,939	(68,898)
Actuarial loss	8,772	164,641
Exchange differences	6,745	498,969
Defined benefit obligations at December 31,	$6,841,673	$6,439,795

Schedule of significant actuarial assumption
Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$6,246,875	$(594,798)	-8.69	-1	$7,540,239	$698,566	10.21
Salary Increase Rate	1	7,303,544	461,871	6.75	-1	6,442,685	(398,988)	-5.83
Turnover Rate	1	6,515,632	(326,041)	-4.77	-1	6,990,881	149,208	2,18
Life Expectancy	+1 Year	6,860,711	19,038	0.28	-1 Year	6,822,778	(18,895)	-0.28
Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$5,877,653	$(562,142)	-8.73	-1	$7,098,037	$658,242	10.22
Salary Increase Rate	1	6,832,393	392,599	6.10	-1	6,098,352	(341,443)	-5.3
Turnover Rate	1	6,131,013	(308,782)	-4.79	-1	6,576,958	137,163	2.13
Life Expectancy	+1 Year	6,458,065	18,207	0.28	-1 Year	6,421,657	(18,137)	-0.28

Schedule of defined benefit obligation
Year	Defined Benefit Obligation
2021	$479,261
2022	$382,777
2023	$307,729
2024	$296,453
2025	$491,235
2026	$407,832
2027	$665,504
2028	$391,612
2029	$371,439
2030	$530,725
2031-2045	$16,658,962
>2045	$17,013,945